DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Australia - 0.0%
MMG Ltd.*
(Cost $24,906)	46,423	$12,776

Brazil - 3.8%
Ambev SA	66,683	195,727
Americanas SA	8,687	27,285
Atacadao SA	7,003	26,586
B3 SA - Brasil Bolsa Balcao	88,607	201,829
Banco Bradesco SA	23,818	72,520
Banco BTG Pactual SA	16,268	79,583
Banco do Brasil SA	12,316	98,696
Banco Santander Brasil SA	6,043	34,116
BB Seguridade Participacoes SA	9,197	49,994
BRF SA*	8,737	26,619
CCR SA	17,214	45,629
Centrais Eletricas Brasileiras SA	14,573	129,164
Cia de Saneamento Basico do Estado de Sao Paulo	4,838	45,707
Cia Siderurgica Nacional SA	9,963	26,428
Cosan SA	17,951	68,941
CPFL Energia SA	3,053	20,522
Energisa SA	2,558	20,794
Engie Brasil Energia SA	2,780	21,642
Equatorial Energia SA	14,357	66,729
Hapvida Participacoes e Investimentos SA, 144A	66,716	93,359
Hypera SA	6,370	52,736
JBS SA	11,886	67,605
Klabin SA	10,204	36,933
Localiza Rent a Car SA	10,329	120,754
Lojas Renner SA	14,306	72,789
Magazine Luiza SA*	39,812	32,677
Natura & Co. Holding SA	12,932	35,845
Petro Rio SA*	9,695	50,894
Petroleo Brasileiro SA	52,507	375,151
Raia Drogasil SA	15,616	65,317
Rede D’Or Sao Luiz SA, 144A	5,573	35,704
Rumo SA	17,050	66,235
Suzano SA	10,497	89,304
Telefonica Brasil SA	6,936	54,849
TIM SA	12,462	28,338
TOTVS SA	6,877	37,740
Ultrapar Participacoes SA	10,356	26,933
Vale SA	56,132	695,931
Vibra Energia SA	16,025	56,554
WEG SA	23,355	127,002

(Cost $2,848,023)		3,481,161

Chile - 0.4%
Banco de Chile	614,037	58,255
Banco de Credito e Inversiones SA	798	23,506
Banco Santander Chile	950,267	38,170
Cencosud SA	20,904	29,225
Cia Cervecerias Unidas SA	1,715	9,320
Cia Sud Americana de Vapores SA	203,741	19,175
Empresas CMPC SA	15,216	28,862
Empresas Copec SA	5,553	47,900
Enel Americas SA	330,835	35,843
Enel Chile SA	408,382	13,405
Falabella SA	10,090	23,777

(Cost $471,804)		327,438

China - 30.0%
360 DigiTech, Inc., ADR	1,186	18,952
360 Security Technology, Inc., Class A	7,500	7,948
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	2,949
3SBio, Inc., 144A	19,170	12,774
AAC Technologies Holdings, Inc.(a)	10,091	18,797
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	9,362
AECC Aviation Power Co. Ltd., Class A	2,400	15,972
Agricultural Bank of China Ltd., Class A	78,700	32,471
Agricultural Bank of China Ltd., Class H	399,280	130,741
Aier Eye Hospital Group Co. Ltd., Class A	6,654	28,340
Air China Ltd., Class A*	1,000	1,493
Air China Ltd., Class H*	33,013	26,541
Airtac International Group*	1,959	53,034
Alibaba Group Holding Ltd.*	213,768	2,568,364
A-Living Smart City Services Co. Ltd., 144A	8,777	9,080
Aluminum Corp. of China Ltd., Class A	18,200	11,883
Aluminum Corp. of China Ltd., Class H	51,485	19,023
Anhui Conch Cement Co. Ltd., Class A	3,300	15,250
Anhui Conch Cement Co. Ltd., Class H	16,515	63,125
Anhui Gujing Distillery Co. Ltd., Class A	360	13,298
Anhui Gujing Distillery Co. Ltd., Class B	1,400	21,414
Anhui Kouzi Distillery Co. Ltd., Class A	900	6,586
Anjoy Foods Group Co. Ltd., Class A	200	4,491
ANTA Sports Products Ltd.	17,264	208,742
Apeloa Pharmaceutical Co. Ltd., Class A	800	2,089
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	9,040
Autohome, Inc., ADR	1,056	37,604
Avary Holding Shenzhen Co. Ltd., Class A	1,000	4,294
AVIC Electromechanical Systems Co. Ltd., Class A	5,000	8,035

AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,125
AviChina Industry & Technology Co. Ltd., Class H	39,363	19,208
Baidu, Inc., Class A*	31,385	565,823
Bank of Beijing Co. Ltd., Class A	16,300	9,746
Bank of Chengdu Co. Ltd., Class A	2,955	6,712
Bank of China Ltd., Class A	35,100	15,448
Bank of China Ltd., Class H	1,122,639	394,777
Bank of Communications Co. Ltd., Class A	32,100	21,284
Bank of Communications Co. Ltd., Class H	122,191	69,746
Bank of Hangzhou Co. Ltd., Class A	5,960	12,364
Bank of Jiangsu Co. Ltd., Class A	16,222	17,026
Bank of Nanjing Co. Ltd., Class A	8,400	12,915
Bank of Ningbo Co. Ltd., Class A	4,870	21,031
Bank of Shanghai Co. Ltd., Class A	12,540	10,729
Baoshan Iron & Steel Co. Ltd., Class A	17,500	13,503
BBMG Corp., Class A	22,100	8,382
BeiGene Ltd., ADR*(a)	645	110,721
Beijing Capital International Airport Co. Ltd., Class H*	29,839	18,781
Beijing Dabeinong Technology Group Co. Ltd., Class A*	2,100	2,630
Beijing Easpring Material Technology Co. Ltd., Class A	500	5,692
Beijing Kingsoft Office Software, Inc., Class A	328	8,553
Beijing New Building Materials PLC, Class A	1,770	6,737
Beijing Roborock Technology Co. Ltd., Class A	140	6,486
Beijing Shiji Information Technology Co. Ltd., Class A	392	739
Beijing Shunxin Agriculture Co. Ltd., Class A	800	2,768
Beijing Sinnet Technology Co. Ltd., Class A	1,800	2,423
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,728	5,574
Beijing United Information Technology Co. Ltd., Class A	435	6,240
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	8,039
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	3,433
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	41,910	28,092
Betta Pharmaceuticals Co. Ltd., Class A	600	3,943
BGI Genomics Co. Ltd., Class A	600	5,245
Bilibili, Inc., Class Z*	2,603	63,046
Bloomage Biotechnology Corp. Ltd., Class A	320	6,627
BOC International China Co. Ltd., Class A	2,100	3,803
BOE Technology Group Co. Ltd., Class A	32,200	17,248
BYD Co. Ltd., Class A	1,500	62,536
BYD Co. Ltd., Class H	11,592	357,713
BYD Electronic International Co. Ltd.(a)	10,333	27,515
By-health Co. Ltd., Class A	2,100	5,670
Caitong Securities Co. Ltd., Class A	9,204	10,113
CanSino Biologics, Inc., Class A	117	2,131
CanSino Biologics, Inc., Class H, 144A	1,191	7,473
CGN Power Co. Ltd., Class H, 144A	136,852	32,606
Changchun High & New Technology Industry Group, Inc., Class A	360	9,229
Changjiang Securities Co. Ltd., Class A	1,400	1,153
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	8,123
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	7,847
Chengxin Lithium Group Co. Ltd., Class A	1,200	9,239
China Baoan Group Co. Ltd., Class A	1,700	3,633
China Cinda Asset Management Co. Ltd., Class H	123,328	16,970
China CITIC Bank Corp. Ltd., Class H	122,202	52,470
China Coal Energy Co. Ltd., Class H	28,001	25,009
China Communications Services Corp. Ltd., Class H	36,117	15,508
China Conch Venture Holdings Ltd.	23,847	48,796
China Construction Bank Corp., Class A	10,400	8,311
China Construction Bank Corp., Class H	1,358,458	842,903
China CSSC Holdings Ltd., Class A	5,600	20,300
China Eastern Airlines Corp. Ltd., Class A*	14,800	10,520
China Energy Engineering Corp. Ltd.	40,300	13,185
China Everbright Bank Co. Ltd., Class A	34,400	14,293
China Everbright Bank Co. Ltd., Class H	47,525	14,593
China Evergrande Group*(b)	25,065	5,269
China Feihe Ltd., 144A*	49,499	41,056
China Galaxy Securities Co. Ltd., Class H	54,319	29,759
China Greatwall Technology Group Co. Ltd., Class A	3,300	4,338
China Hongqiao Group Ltd.	31,961	31,193
China Huarong Asset Management Co. Ltd., Class H, 144A*	85,265	3,150
China International Capital Corp. Ltd., Class A	1,000	6,037
China International Capital Corp. Ltd., Class H, 144A	18,978	33,513

China Jushi Co. Ltd., Class A	4,572	9,538
China Lesso Group Holdings Ltd.	16,213	19,335
China Life Insurance Co. Ltd., Class A	2,400	10,667
China Life Insurance Co. Ltd., Class H	106,039	152,397
China Literature Ltd., 144A*	5,574	22,726
China Longyuan Power Group Corp. Ltd., Class H	46,562	75,461
China Medical System Holdings Ltd.	19,176	28,439
China Meidong Auto Holdings Ltd.	7,544	15,456
China Merchants Bank Co. Ltd., Class A	17,663	89,626
China Merchants Bank Co. Ltd., Class H	54,620	280,452
China Merchants Securities Co. Ltd., Class A	6,100	11,701
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	12,064
China Minsheng Banking Corp. Ltd., Class A	30,600	15,948
China Minsheng Banking Corp. Ltd., Class H(a)	79,748	25,402
China National Building Material Co. Ltd., Class H	52,160	49,444
China National Chemical Engineering Co. Ltd., Class A	5,200	6,489
China National Nuclear Power Co. Ltd., Class A	11,400	10,513
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,000	13,090
China Oilfield Services Ltd., Class H	26,663	27,721
China Pacific Insurance Group Co. Ltd., Class A	4,500	13,661
China Pacific Insurance Group Co. Ltd., Class H	37,017	78,574
China Petroleum & Chemical Corp., Class A	26,500	16,381
China Petroleum & Chemical Corp., Class H	364,485	172,288
China Railway Group Ltd., Class A	18,600	15,483
China Railway Group Ltd., Class H	62,557	35,867
China Resources Microelectronics Ltd., Class A	893	6,774
China Resources Mixc Lifestyle Services Ltd., 144A	9,843	44,771
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	1,143
China Shenhua Energy Co. Ltd., Class A	5,465	24,004
China Shenhua Energy Co. Ltd., Class H	48,801	153,578
China Southern Airlines Co. Ltd., Class A*	15,100	14,078
China Southern Airlines Co. Ltd., Class H*	18,291	9,904
China State Construction Engineering Corp. Ltd., Class A	38,500	28,649
China Suntien Green Energy Corp. Ltd., Class H	25,267	11,364
China Three Gorges Renewables Group Co. Ltd., Class A	20,300	17,927
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	45,284
China Tower Corp. Ltd., Class H, 144A	626,671	78,247
China United Network Communications Ltd., Class A	26,500	13,619
China Vanke Co. Ltd., Class A	9,000	21,668
China Vanke Co. Ltd., Class H	23,954	46,878
China Yangtze Power Co. Ltd., Class A	20,200	70,126
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	9,745
China Zheshang Bank Co. Ltd., Class A*	8,500	3,999
Chinasoft International Ltd.*	36,644	28,806
Chongqing Brewery Co. Ltd., Class A	500	8,085
Chongqing Changan Automobile Co. Ltd., Class A	7,462	15,686
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,252	17,047
CIFI Holdings Group Co. Ltd.(a)	75,377	19,208
CITIC Ltd.	84,111	86,911
CITIC Securities Co. Ltd., Class A	9,810	27,722
CITIC Securities Co. Ltd., Class H	27,961	56,858
CMOC Group Ltd., Class A	15,700	11,183
CMOC Group Ltd., Class H	53,789	24,123
CNGR Advanced Material Co. Ltd., Class A	600	8,113
Contemporary Amperex Technology Co. Ltd., Class A*	1,918	134,114
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,500	7,144
COSCO SHIPPING Holdings Co. Ltd., Class A	8,030	16,508
COSCO SHIPPING Holdings Co. Ltd., Class H	48,015	72,065
Country Garden Holdings Co. Ltd.(a)	122,912	36,488
Country Garden Services Holdings Co. Ltd.	28,019	55,548
CRRC Corp. Ltd., Class A	20,700	15,014
CRRC Corp. Ltd., Class H	52,497	19,665
CSC Financial Co. Ltd., Class A	2,925	11,281
CSPC Pharmaceutical Group Ltd.	127,940	130,243
Dali Foods Group Co. Ltd., 144A	25,907	11,850
Daqin Railway Co. Ltd., Class A	13,600	12,699
Daqo New Energy Corp., ADR*	817	54,469

DaShenLin Pharmaceutical Group Co. Ltd., Class A	960	4,639
DHC Software Co. Ltd., Class A	800	674
Do-Fluoride New Materials Co. Ltd., Class A	900	5,291
Dong-E-E-Jiao Co. Ltd., Class A	200	992
Dongfang Electric Corp. Ltd., Class A	4,580	13,062
Dongfeng Motor Group Co. Ltd., Class H	37,938	24,120
Dongxing Securities Co. Ltd., Class A	600	722
Dongyue Group Ltd.	21,734	24,534
East Money Information Co. Ltd., Class A	9,967	32,033
Ecovacs Robotics Co. Ltd., Class A	500	5,907
ENN Energy Holdings Ltd.	11,236	163,772
Eve Energy Co. Ltd., Class A	1,967	27,050
Everbright Securities Co. Ltd., Class A	4,800	11,146
Fangda Carbon New Material Co. Ltd., Class A*	3,834	3,869
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	2,708
First Capital Securities Co. Ltd., Class A	900	803
Flat Glass Group Co. Ltd., Class A*	700	4,057
Flat Glass Group Co. Ltd., Class H*	6,761	22,354
Focus Media Information Technology Co. Ltd., Class A	11,720	10,282
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,793	44,237
Fosun International Ltd.	38,428	28,348
Founder Securities Co. Ltd., Class A	14,700	14,790
Foxconn Industrial Internet Co. Ltd., Class A	12,100	16,273
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	11,875
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	8,070	38,557
Ganfeng Lithium Co. Ltd., Class A	1,680	20,843
Ganfeng Lithium Co. Ltd., Class H, 144A(a)	5,014	44,303
GD Power Development Co. Ltd., Class A*	21,800	13,729
GDS Holdings Ltd., Class A*	12,716	44,149
Gemdale Corp., Class A	4,300	7,258
Genscript Biotech Corp.*	15,722	50,980
GF Securities Co. Ltd., Class A	6,300	14,994
GF Securities Co. Ltd., Class H	15,263	19,991
Giant Network Group Co. Ltd., Class A	300	374
GigaDevice Semiconductor, Inc., Class A	641	10,762
Ginlong Technologies Co. Ltd., Class A	450	14,967
GoerTek, Inc., Class A	2,100	9,874
Gotion High-tech Co. Ltd., Class A	1,200	5,969
Great Wall Motor Co. Ltd., Class A	1,900	9,204
Great Wall Motor Co. Ltd., Class H	46,153	69,858
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,400	6,472
Greentown China Holdings Ltd.	14,011	26,563
Greentown Service Group Co. Ltd.	21,052	15,289
Guangdong Haid Group Co. Ltd., Class A	1,885	16,646
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	5,528
Guanghui Energy Co. Ltd., Class A	8,300	15,200
Guangzhou Automobile Group Co. Ltd., Class A	4,800	9,666
Guangzhou Automobile Group Co. Ltd., Class H	41,151	35,548
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	9,057
Guangzhou Haige Communications Group, Inc. Co., Class A	600	759
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,826
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	5,872
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	13,355
Guolian Securities Co. Ltd., Class A	1,900	3,053
Guosen Securities Co. Ltd., Class A	6,400	8,570
Guotai Junan Securities Co. Ltd., Class A	6,100	13,061
Guoyuan Securities Co. Ltd., Class A	6,630	7,026
H World Group Ltd., ADR	2,733	102,843
Haidilao International Holding Ltd., 144A*(a)	14,414	34,159
Haier Smart Home Co. Ltd., Class A	6,200	23,220
Haier Smart Home Co. Ltd., Class H	31,101	102,234
Haitian International Holdings Ltd.	10,436	25,662
Haitong Securities Co. Ltd., Class A	7,800	10,705
Haitong Securities Co. Ltd., Class H	41,412	27,173
Hangzhou First Applied Material Co. Ltd., Class A	1,540	14,465
Hangzhou Lion Electronics Co. Ltd., Class A	600	4,626
Hangzhou Robam Appliances Co. Ltd., Class A	200	728
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	7,464
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	9,412
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,639	16,309
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,999	36,004

Henan Shenhuo Coal & Power Co. Ltd., Class A	3,100	7,217
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,958
Hengan International Group Co. Ltd.	9,202	44,083
Hengli Petrochemical Co. Ltd., Class A	6,210	17,261
Hengyi Petrochemical Co. Ltd., Class A	7,241	9,487
Hesteel Co. Ltd., Class A	2,700	946
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	6,162
Hongfa Technology Co. Ltd., Class A	700	3,818
Hoshine Silicon Industry Co. Ltd., Class A	500	8,122
Hua Hong Semiconductor Ltd., 144A*	8,894	26,290
Huadian Power International Corp. Ltd., Class A	2,000	1,581
Huadong Medicine Co. Ltd., Class A	1,900	11,599
Huafon Chemical Co. Ltd., Class A	2,500	2,722
Hualan Biological Engineering, Inc., Class A	2,573	7,360
Huaneng Power International, Inc., Class A*	7,900	9,355
Huaneng Power International, Inc., Class H*	56,884	29,135
Huatai Securities Co. Ltd., Class A	9,300	17,691
Huatai Securities Co. Ltd., Class H, 144A	22,891	30,682
Huaxia Bank Co. Ltd., Class A	14,100	10,492
Huaxin Cement Co. Ltd., Class A	1,500	3,770
Huayu Automotive Systems Co. Ltd., Class A	2,800	7,568
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	5,595
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	8,860
Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,050
Hunan Valin Steel Co. Ltd., Class A	4,600	2,970
Hundsun Technologies, Inc., Class A	2,889	14,070
Hygeia Healthcare Holdings Co. Ltd., 144A*(a)	4,662	25,333
Iflytek Co. Ltd., Class A	2,050	11,126
Imeik Technology Development Co. Ltd., Class A	200	16,185
Industrial & Commercial Bank of China Ltd., Class A	48,600	30,817
Industrial & Commercial Bank of China Ltd., Class H	792,517	403,897
Industrial Bank Co. Ltd., Class A	18,500	45,825
Industrial Securities Co. Ltd., Class A*	14,300	12,856
Ingenic Semiconductor Co. Ltd., Class A	600	7,084
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	14,491
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	6,046
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,300	27,423
Inner Mongolia Yitai Coal Co. Ltd., Class B	15,100	25,489
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	5,790
Innovent Biologics, Inc., 144A*	14,301	60,949
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	5,326
Intco Medical Technology Co. Ltd., Class A	540	1,717
iQIYI, Inc., ADR*	5,330	19,508
JA Solar Technology Co. Ltd., Class A	1,960	18,605
Jafron Biomedical Co. Ltd., Class A	950	6,458
Jason Furniture Hangzhou Co. Ltd., Class A	1,170	8,198
JCET Group Co. Ltd., Class A	1,800	6,460
JD Health International, Inc., 144A*(a)	15,507	107,974
JD.com, Inc., Class A	30,226	950,447
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,400	6,692
Jiangsu Expressway Co. Ltd., Class H	21,084	18,079
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	9,437
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,878	29,494
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,540	10,300
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	28,571
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,523
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	9,668
Jiangxi Copper Co. Ltd., Class A	500	1,186
Jiangxi Copper Co. Ltd., Class H	17,014	21,005
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	5,461
Jiangxi Zhengbang Technology Co. Ltd., Class A*	2,800	2,424
Jinke Properties Group Co. Ltd., Class A*	1,400	507
Jinxin Fertility Group Ltd., 144A	20,387	13,325
JiuGui Liquor Co. Ltd., Class A	300	6,483
Jiumaojiu International Holdings Ltd., 144A(a)	10,587	20,962

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	3,949
Joinn Laboratories China Co. Ltd., Class A	280	3,159
Jointown Pharmaceutical Group Co. Ltd., Class A	500	860
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	4,880
Juewei Food Co. Ltd., Class A	1,200	8,108
Kangmei Pharmaceutical Co. Ltd., Class A*	606	182
Kanzhun Ltd., ADR*	2,555	60,017
KE Holdings, Inc., ADR*	9,341	168,512
Keda Industrial Group Co. Ltd.	2,200	5,797
Kingdee International Software Group Co. Ltd.*	35,075	68,463
Kingfa Sci & Tech Co. Ltd., Class A	1,700	2,646
Kingsoft Corp. Ltd.	13,299	40,666
Kuaishou Technology, 144A*	24,461	214,420
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	4,211
Kunlun Tech Co. Ltd., Class A	1,800	3,823
Kweichow Moutai Co. Ltd., Class A	1,100	306,392
LB Group Co. Ltd., Class A	2,300	5,854
Lenovo Group Ltd.(a)	98,704	81,743
Lens Technology Co. Ltd., Class A	3,700	5,828
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	8,276
Li Auto, Inc., ADR*	7,754	223,083
Li Ning Co. Ltd.	32,801	300,900
Lingyi iTech Guangdong Co., Class A*	6,890	5,486
Logan Group Co. Ltd.(a)	20,021	2,194
Longfor Group Holdings Ltd., 144A	25,841	84,285
LONGi Green Energy Technology Co. Ltd., Class A	6,454	47,839
Lufax Holding Ltd., ADR	11,670	50,998
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	500	5,288
Luxshare Precision Industry Co. Ltd., Class A	6,570	35,687
Luzhou Laojiao Co. Ltd., Class A	1,200	40,686
Mango Excellent Media Co. Ltd., Class A	1,803	7,256
Maxscend Microelectronics Co. Ltd., Class A	448	6,599
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	2,593
Meituan, Class B, 144A*	61,732	1,492,825
Metallurgical Corp. of China Ltd., Class A	21,700	10,084
Microport Scientific Corp.*(a)	9,089	18,204
Ming Yang Smart Energy Group Ltd., Class A	1,200	4,661
Ming Yuan Cloud Group Holdings Ltd.	11,256	9,336
Minth Group Ltd.	10,071	28,678
Montage Technology Co. Ltd., Class A	489	3,929
Muyuan Foods Co. Ltd., Class A	4,964	42,127
Nanjing Securities Co. Ltd., Class A	4,000	4,934
NARI Technology Co. Ltd., Class A	5,304	21,078
National Silicon Industry Group Co. Ltd., Class A *	1,239	3,695
NAURA Technology Group Co. Ltd., Class A	537	21,923
NavInfo Co. Ltd., Class A	2,200	4,166
NetEase, Inc.	29,114	525,994
New China Life Insurance Co. Ltd., Class A	2,100	8,759
New China Life Insurance Co. Ltd., Class H	11,730	27,649
New Hope Liuhe Co. Ltd., Class A*	4,300	9,780
New Oriental Education & Technology Group, Inc.*	21,830	65,362
Ninestar Corp., Class A	1,200	7,686
Ningbo Deye Technology Co. Ltd., Class A	200	10,654
Ningbo Joyson Electronic Corp., Class A*	1,500	3,366
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	6,225
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	398	5,969
Ningbo Shanshan Co. Ltd., Class A	2,000	7,192
Ningbo Tuopu Group Co. Ltd., Class A	900	10,301
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	11,796
NIO, Inc., ADR*	19,200	382,272
Nongfu Spring Co. Ltd., Class H, 144A(a)	25,106	149,861
North Industries Group Red Arrow Co. Ltd., Class A	1,400	6,196
Offshore Oil Engineering Co. Ltd., Class A	14,000	9,100
OFILM Group Co. Ltd., Class A*	4,100	3,805
Oppein Home Group, Inc., Class A	460	8,691
Orient Securities Co. Ltd., Class A	9,088	11,394
Ovctek China, Inc., Class A	900	5,562
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	5,475
People’s Insurance Co. Group of China Ltd., Class A	6,700	4,840
People’s Insurance Co. Group of China Ltd., Class H	116,022	35,921
Perfect World Co. Ltd., Class A	2,250	4,821

PetroChina Co. Ltd., Class A	13,632	10,539
PetroChina Co. Ltd., Class H	293,334	138,656
Pharmaron Beijing Co. Ltd., Class A	1,050	10,344
Pharmaron Beijing Co. Ltd., Class H, 144A	2,635	17,508
PICC Property & Casualty Co. Ltd., Class H	94,180	101,995
Pinduoduo, Inc., ADR*	7,089	505,446
Ping An Bank Co. Ltd., Class A	17,700	32,671
Ping An Healthcare and Technology Co. Ltd., 144A*	6,760	18,432
Ping An Insurance Group Co. of China Ltd., Class A	9,400	59,659
Ping An Insurance Group Co. of China Ltd., Class H	88,541	522,873
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	24,795
Pop Mart International Group Ltd., 144A(a)	7,768	20,240
Postal Savings Bank of China Co. Ltd., Class A	23,800	15,539
Postal Savings Bank of China Co. Ltd., Class H, 144A(a)	113,941	68,231
Power Construction Corp. of China Ltd., Class A	12,201	13,636
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,600	18,513
Raytron Technology Co. Ltd., Class A	344	2,170
RLX Technology, Inc., ADR*	5,998	8,577
Rongsheng Petrochemical Co. Ltd., Class A	8,875	18,193
SAIC Motor Corp. Ltd., Class A	7,300	16,349
Sailun Group Co. Ltd., Class A	2,700	4,448
Sangfor Technologies, Inc., Class A	375	5,243
Sany Heavy Equipment International Holdings Co. Ltd.	15,595	16,174
Sany Heavy Industry Co. Ltd., Class A	6,000	13,681
Satellite Chemical Co. Ltd., Class A	2,798	8,883
SDIC Power Holdings Co. Ltd., Class A	5,900	9,524
Seazen Group Ltd.*	26,318	8,785
Seazen Holdings Co. Ltd., Class A*	2,200	6,631
SF Holding Co. Ltd., Class A	3,469	24,824
SG Micro Corp., Class A	450	10,436
Shaanxi Coal Industry Co. Ltd., Class A	7,100	22,613
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,500	6,768
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	881
Shandong Gold Mining Co. Ltd., Class A	4,136	10,718
Shandong Gold Mining Co. Ltd., Class H, 144A	12,383	21,078
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	6,588
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,611
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,337
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,427	49,660
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	3,307
Shanghai Baosight Software Co. Ltd., Class A	1,690	9,300
Shanghai Baosight Software Co. Ltd., Class B	7,150	21,722
Shanghai Electric Group Co. Ltd., Class A*	20,000	12,277
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	9,933
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,007	22,631
Shanghai International Airport Co. Ltd., Class A*	900	7,351
Shanghai International Port Group Co. Ltd., Class A	11,400	8,929
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	9,192
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	3,935
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	18,481
Shanghai M&G Stationery, Inc., Class A	1,475	9,477
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,251
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,250	19,313
Shanghai Pudong Development Bank Co. Ltd., Class A	28,800	30,311
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,600	14,681
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	4,735
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	6,761
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	1,608
Shanxi Meijin Energy Co. Ltd., Class A	4,700	7,736
Shanxi Securities Co. Ltd., Class A	4,050	3,412

Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	4,185
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	41,569
Shenghe Resources Holding Co. Ltd., Class A	1,600	4,012
Shengyi Technology Co. Ltd., Class A	2,455	5,651
Shennan Circuits Co. Ltd., Class A	658	8,089
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	12,708
Shenzhen Capchem Technology Co. Ltd., Class A	540	3,287
Shenzhen Dynanonic Co. Ltd., Class A	200	9,280
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,773
Shenzhen Inovance Technology Co. Ltd., Class A	2,664	23,129
Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	3,668
Shenzhen Kedali Industry Co. Ltd., Class A	300	4,868
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	936	40,448
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,100	5,693
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,200	9,449
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	740
Shenzhen SC New Energy Technology Corp., Class A	300	5,776
Shenzhen Senior Technology Material Co. Ltd., Class A	2,200	7,357
Shenzhen Transsion Holdings Co. Ltd., Class A	994	9,823
Shenzhou International Group Holdings Ltd.	11,441	120,041
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	5,264
Sichuan Chuantou Energy Co. Ltd., Class A	6,100	11,648
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,243
Sichuan New Energy Power Co. Ltd.*	1,800	5,303
Sichuan Road & Bridge Co. Ltd., Class A	4,900	7,569
Sichuan Swellfun Co. Ltd., Class A	500	5,283
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,500	6,191
Silergy Corp.	4,656	81,533
Sinolink Securities Co. Ltd., Class A	800	1,001
Sinoma Science & Technology Co. Ltd., Class A	1,000	3,356
Sinomine Resource Group Co. Ltd., Class A	500	6,861
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	547
Sinopharm Group Co. Ltd., Class H	18,581	41,382
Sinotruk Hong Kong Ltd.	11,872	11,904
Skshu Paint Co. Ltd., Class A*	420	5,667
Smoore International Holdings Ltd., 144A	24,869	44,613
Songcheng Performance Development Co. Ltd., Class A	2,520	4,630
SooChow Securities Co. Ltd., Class A	1,352	1,343
StarPower Semiconductor Ltd., Class A	200	11,483
Sunac China Holdings Ltd.*(b)	40,216	0
Sungrow Power Supply Co. Ltd., Class A	1,140	18,385
Sunny Optical Technology Group Co. Ltd.	10,076	138,520
Sunwoda Electronic Co. Ltd., Class A	1,800	7,114
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	9,359
Suzhou Maxwell Technologies Co. Ltd., Class A	160	10,840
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	800	9,035
TAL Education Group, ADR *	5,676	32,807
TBEA Co. Ltd., Class A	3,300	11,838
TCL Technology Group Corp., Class A	12,800	7,690
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,236	22,538
Tencent Holdings Ltd.	87,698	3,655,992
Tencent Music Entertainment Group, ADR*	10,613	54,232
Thunder Software Technology Co. Ltd., Class A	400	7,121
Tianma Microelectronics Co. Ltd., Class A	1,000	1,367
Tianqi Lithium Corp., Class A*	1,200	19,846
Tianshan Aluminum Group Co. Ltd., Class A	6,100	6,765
Tingyi Cayman Islands Holding Corp.	29,371	52,240
Titan Wind Energy Suzhou Co. Ltd., Class A	2,500	5,013
Tongcheng Travel Holdings Ltd.*	17,200	35,458
Tongkun Group Co. Ltd., Class A	2,000	4,132
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,092
Tongwei Co. Ltd., Class A	4,300	32,918
Topchoice Medical Corp., Class A*	255	4,297
Topsports International Holdings Ltd., 144A	21,830	17,272
TravelSky Technology Ltd., Class H	12,968	22,702

Trina Solar Co. Ltd., Class A	2,056	21,279
Trip.com Group Ltd., ADR*	7,648	196,707
Tsingtao Brewery Co. Ltd., Class A	1,000	15,635
Tsingtao Brewery Co. Ltd., Class H	8,346	81,347
Unigroup Guoxin Microelectronics Co. Ltd., Class A	929	20,982
Uni-President China Holdings Ltd.	22,189	19,139
Unisplendour Corp. Ltd., Class A	2,954	7,398
Vipshop Holdings Ltd., ADR*	6,374	74,002
Walvax Biotechnology Co. Ltd., Class A	1,300	8,215
Wanhua Chemical Group Co. Ltd., Class A	2,899	37,172
Want Want China Holdings Ltd.	64,011	45,182
Weibo Corp., ADR*	856	17,711
Weichai Power Co. Ltd., Class A	5,900	9,934
Weichai Power Co. Ltd., Class H	27,216	36,479
Wens Foodstuffs Group Co. Ltd., Class A*	7,120	24,450
Western Securities Co. Ltd., Class A	900	844
Western Superconducting Technologies Co. Ltd., Class A	564	8,323
Westone Information Industry, Inc., Class A	1,400	6,812
Will Semiconductor Co. Ltd., Class A	791	10,734
Wingtech Technology Co. Ltd., Class A	1,035	9,679
Winning Health Technology Group Co. Ltd., Class A	2,470	2,532
Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,997
Wuhan Guide Infrared Co. Ltd., Class A	3,665	7,587
Wuliangye Yibin Co. Ltd., Class A	3,400	82,294
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	3,809
WuXi AppTec Co. Ltd., Class A	1,957	25,399
WuXi AppTec Co. Ltd., Class H, 144A(a)	4,973	56,613
Wuxi Biologics Cayman, Inc., 144A*	50,248	446,225
Wuxi Shangji Automation Co. Ltd., Class A	280	5,467
XCMG Construction Machinery Co. Ltd., Class A*	8,400	6,336
Xiamen C & D, Inc., Class A	700	1,190
Xiamen Tungsten Co. Ltd., Class A	1,800	6,590
Xiaomi Corp., Class B, 144A*	214,992	316,652
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	9,906
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	9,121	13,643
Xinyi Solar Holdings Ltd.	68,345	94,393
XPeng, Inc., ADR*	5,948	110,157
Xtep International Holdings Ltd.	18,063	25,223
Yadea Group Holdings Ltd., 144A	18,214	34,856
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	5,959
Yankuang Energy Group Co. Ltd., Class A	2,200	15,288
Yankuang Energy Group Co. Ltd., Class H	21,056	83,701
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	6,053
Yealink Network Technology Corp. Ltd., Class A	900	9,313
Yifeng Pharmacy Chain Co. Ltd., Class A	1,430	11,055
Yihai International Holding Ltd.*	6,978	17,621
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	5,952
YongXing Special Materials Technology Co. Ltd., Class A	400	7,794
Yonyou Network Technology Co. Ltd., Class A	2,697	7,844
Youngy Co. Ltd., Class A*	300	5,211
YTO Express Group Co. Ltd., Class A	2,500	7,101
Yum China Holdings, Inc.	5,885	294,897
Yunda Holding Co. Ltd., Class A	3,160	7,704
Yunnan Aluminium Co. Ltd., Class A	3,800	5,551
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,612
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	5,391
Yunnan Energy New Material Co. Ltd., Class A	760	21,235
Zai Lab Ltd., ADR*	1,225	56,607
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	21,787
Zhaojin Mining Industry Co. Ltd., Class H*	14,135	12,030
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	5,490
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	10,532
Zhejiang Dahua Technology Co. Ltd., Class A	4,500	9,603
Zhejiang Expressway Co. Ltd., Class H	15,077	11,487
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	17,604
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	12,103
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,000	5,943
Zhejiang Juhua Co. Ltd., Class A	2,100	4,773
Zhejiang NHU Co. Ltd., Class A	3,952	12,856
Zhejiang Supor Co. Ltd., Class A	945	6,273
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	5,529

Zhejiang Yongtai Technology Co. Ltd., Class A	1,000	3,961
Zheshang Securities Co. Ltd., Class A	2,100	3,323
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,518	31,023
Zhongji Innolight Co. Ltd., Class A	700	2,971
Zhongsheng Group Holdings Ltd.	8,110	38,490
Zhongtai Securities Co. Ltd., Class A	4,000	4,291
Zhuzhou CRRC Times Electric Co. Ltd.	7,304	35,456
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	6,896
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	2,952
Zijin Mining Group Co. Ltd., Class A	16,400	20,893
Zijin Mining Group Co. Ltd., Class H	79,605	90,673
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	5,827
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	20,215	9,143
ZTE Corp., Class A	2,900	10,286
ZTE Corp., Class H	11,615	24,625
ZTO Express Cayman, Inc., ADR(a)	6,083	158,462

(Cost $27,839,413)		27,854,193

Colombia - 0.1%
Bancolombia SA	3,171	24,486
Ecopetrol SA	63,229	32,221
Interconexion Electrica SA ESP	6,327	27,385

(Cost $87,313)		84,092

Cyprus - 0.0%
Polymetal International PLC(b)	4,894	0
TCS Group Holding PLC, GDR*(b)	1,702	0

(Cost $173,897)		0

Czech Republic - 0.1%
CEZ AS	2,314	93,648
Komercni Banka AS	1,137	26,784
Moneta Money Bank AS, 144A	3,601	11,413

(Cost $98,430)		131,845

Egypt - 0.1%
Commercial International Bank Egypt SAE	23,358	46,327
Eastern Co. SAE	17,485	8,863
Egyptian Financial Group-Hermes Holding Co.*	13,302	8,859
Fawry for Banking & Payment Technology Services SAE*	6,535	1,244

(Cost $92,812)		65,293

Greece - 0.2%
Alpha Services and Holdings SA*	30,730	28,541
Eurobank Ergasias Services and Holdings SA*	33,677	31,475
Hellenic Telecommunications Organization SA	2,805	44,708
JUMBO SA	1,502	21,494
Mytilineos SA	1,339	21,019
National Bank of Greece SA*	7,174	23,243
OPAP SA	2,831	37,412
Public Power Corp. SA*	2,935	15,352

(Cost $245,184)		223,244

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	67,634	39,208
Alibaba Pictures Group Ltd. *	170,902	13,500
Beijing Enterprises Holdings Ltd.	8,264	24,638
Beijing Enterprises Water Group Ltd.	74,063	19,061
Bosideng International Holdings Ltd.	42,963	24,195
Brilliance China Automotive Holdings Ltd.*(b)	44,597	41,479
China Everbright Environment Group Ltd.	48,785	24,179
China Gas Holdings Ltd.	43,339	61,513
China Jinmao Holdings Group Ltd.	82,729	17,497
China Mengniu Dairy Co. Ltd.*	43,749	198,715
China Merchants Port Holdings Co. Ltd.	19,509	29,330
China Overseas Land & Investment Ltd.	54,223	146,461
China Overseas Property Holdings Ltd.	19,758	21,045
China Power International Development Ltd.	75,394	42,266
China Resources Beer Holdings Co. Ltd.	22,822	159,490
China Resources Cement Holdings Ltd.	35,981	22,234
China Resources Gas Group Ltd.	12,820	50,063
China Resources Land Ltd.	44,984	184,837
China Resources Power Holdings Co. Ltd.	27,597	55,063
China Ruyi Holdings Ltd.*(a)	65,936	16,802
China State Construction International Holdings Ltd.	26,812	31,018
China Taiping Insurance Holdings Co. Ltd.	22,489	23,037
China Traditional Chinese Medicine Holdings Co. Ltd.	43,599	18,887
COSCO SHIPPING Ports Ltd.	28,442	18,445
Far East Horizon Ltd.	22,104	16,757
Geely Automobile Holdings Ltd.	85,175	172,549
Guangdong Investment Ltd.	42,955	39,405
Hopson Development Holdings Ltd.(a)	11,176	15,378
HUTCHMED China Ltd., ADR*(a)	1,201	15,445
Kingboard Holdings Ltd.	9,511	30,113
Kingboard Laminates Holdings Ltd.	14,898	14,255
Kunlun Energy Co. Ltd.	52,449	45,775
Nine Dragons Paper Holdings Ltd.	26,964	21,197
Orient Overseas International Ltd.	1,831	51,276

Shenzhen International Holdings Ltd.	16,806	14,518
Shimao Group Holdings Ltd.(a)(b)	18,475	0
Sino Biopharmaceutical Ltd.	139,500	73,583
Vinda International Holdings Ltd.	5,927	16,576
Wharf Holdings Ltd.	16,720	63,057
Yuexiu Property Co. Ltd.	22,084	27,687

(Cost $1,834,322)		1,900,534

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	5,675	39,160
OTP Bank Nyrt	3,323	70,808
Richter Gedeon Nyrt	1,975	39,869

(Cost $161,764)		149,837

India - 14.3%
ACC Ltd.	1,163	33,660
Adani Enterprises Ltd.	3,830	153,972
Adani Green Energy Ltd.*	4,322	132,513
Adani Ports & Special Economic Zone Ltd.	7,198	76,289
Adani Power Ltd.*	10,666	55,566
Adani Total Gas Ltd.	3,980	187,582
Adani Transmission Ltd.*	3,958	197,292
Ambuja Cements Ltd.	8,211	42,498
Apollo Hospitals Enterprise Ltd.	1,453	79,050
Asian Paints Ltd.	5,429	231,732
AU Small Finance Bank Ltd., 144A	1,978	15,780
Aurobindo Pharma Ltd.	3,858	26,481
Avenue Supermarts Ltd., 144A*	2,386	136,069
Axis Bank Ltd.	31,854	301,269
Bajaj Auto Ltd.	940	48,324
Bajaj Finance Ltd.	3,821	351,344
Bajaj Finserv Ltd.	576	122,960
Balkrishna Industries Ltd.	955	24,591
Bandhan Bank Ltd., 144A*	9,111	31,934
Berger Paints India Ltd.	3,075	26,072
Bharat Electronics Ltd.	16,532	63,770
Bharat Forge Ltd.	4,090	38,134
Bharat Petroleum Corp. Ltd.	12,136	50,196
Bharti Airtel Ltd.	31,093	284,328
Biocon Ltd.	5,732	22,356
Britannia Industries Ltd.	1,492	70,372
Cholamandalam Investment and Finance Co. Ltd.	5,553	55,234
Cipla Ltd.	6,786	88,687
Coal India Ltd.	21,207	62,667
Colgate-Palmolive India Ltd.	1,838	38,744
Container Corp. Of India Ltd.	3,807	33,373
Dabur India Ltd.	8,487	62,335
Divi’s Laboratories Ltd.	1,919	87,592
DLF Ltd.	8,757	42,981
Dr. Reddy’s Laboratories Ltd.	1,596	85,266
Eicher Motors Ltd.	1,976	83,527
GAIL India Ltd.	21,698	37,165
Godrej Consumer Products Ltd.*	5,820	67,698
Godrej Properties Ltd.*	1,931	34,210
Grasim Industries Ltd.	3,584	75,716
Havells India Ltd.	3,412	59,752
HCL Technologies Ltd.	15,267	180,409
HDFC Life Insurance Co. Ltd., 144A	13,016	94,223
Hero MotoCorp Ltd.	1,612	57,570
Hindalco Industries Ltd.	19,993	110,460
Hindustan Petroleum Corp. Ltd.	8,217	25,186
Hindustan Unilever Ltd.	11,533	386,066
Housing Development Finance Corp. Ltd.	24,322	748,839
ICICI Bank Ltd.	72,141	805,590
ICICI Lombard General Insurance Co. Ltd., 144A	3,089	50,084
ICICI Prudential Life Insurance Co. Ltd., 144A	4,903	36,690
Indian Oil Corp. Ltd.	36,375	32,732
Indian Railway Catering & Tourism Corp. Ltd.	3,782	33,830
Indraprastha Gas Ltd.	4,455	23,498
Indus Towers Ltd.	9,244	23,244
Info Edge India Ltd.	1,063	58,119
Infosys Ltd.	47,428	891,131
InterGlobe Aviation Ltd., 144A*	1,488	37,768
ITC Ltd.	41,276	166,490
Jindal Steel & Power Ltd.	5,260	28,687
JSW Steel Ltd.	10,494	88,077
Jubilant Foodworks Ltd.	6,057	46,980
Kotak Mahindra Bank Ltd.	8,116	195,648
Larsen & Toubro Infotech Ltd., 144A	762	44,514
Larsen & Toubro Ltd.	9,555	231,184
Lupin Ltd.	3,185	26,820
Mahindra & Mahindra Ltd.	12,387	204,018
Marico Ltd.	7,086	46,873
Maruti Suzuki India Ltd.	1,713	195,800
Mindtree Ltd.	990	41,197
Mphasis Ltd.	1,288	34,542
MRF Ltd.	27	29,007
Muthoot Finance Ltd.	1,907	25,322
Nestle India Ltd.	467	117,110
NTPC Ltd.	55,592	114,741
Oil & Natural Gas Corp. Ltd.	37,406	65,248
Page Industries Ltd.	90	57,815
Petronet LNG Ltd.	11,375	31,652
PI Industries Ltd.	1,076	46,532
Pidilite Industries Ltd.	1,917	66,016
Piramal Pharma Ltd.*(b)	6,476	17,859
Power Grid Corp. of India Ltd.	43,277	125,052

Reliance Industries Ltd.	42,676	1,416,811
Samvardhana Motherson International Ltd.	17,988	27,823
SBI Cards & Payment Services Ltd.	3,097	35,944
SBI Life Insurance Co. Ltd., 144A	6,262	104,745
Shree Cement Ltd.	152	42,225
Shriram Transport Finance Co. Ltd.	2,906	49,543
Siemens Ltd.	1,029	37,343
SRF Ltd.	2,059	65,907
State Bank of India	25,255	168,853
Sun Pharmaceutical Industries Ltd.	13,739	154,416
Tata Consultancy Services Ltd.	13,105	529,614
Tata Consumer Products Ltd.	8,076	82,292
Tata Elxsi Ltd.	473	53,690
Tata Motors Ltd.*	23,791	141,055
Tata Power Co. Ltd.	19,179	57,193
Tata Steel Ltd.	102,220	139,324
Tech Mahindra Ltd.	8,427	114,127
Titan Co. Ltd.	5,090	166,851
Torrent Pharmaceuticals Ltd.	1,557	30,383
Trent Ltd.	2,775	49,147
UltraTech Cement Ltd.	1,434	120,517
United Spirits Ltd.*	3,841	39,245
UPL Ltd.	7,243	70,121
Vedanta Ltd.	9,892	33,644
Wipro Ltd.	19,414	101,043
Yes Bank Ltd.*	173,997	36,022
Zomato Ltd.*	33,283	24,274

(Cost $9,456,673)		13,253,856

Indonesia - 1.9%
Aneka Tambang Tbk	116,591	15,632
PT Adaro Energy Indonesia Tbk	183,279	43,713
PT Adaro Minerals Indonesia Tbk*	113,581	13,124
PT Astra International Tbk	279,603	131,395
PT Bank Central Asia Tbk	792,635	437,905
PT Bank Jago Tbk*	57,076	32,398
PT Bank Mandiri Persero Tbk	266,749	159,052
PT Bank Negara Indonesia Persero Tbk	98,975	56,848
PT Bank Rakyat Indonesia Persero Tbk	960,130	280,745
PT Barito Pacific Tbk	433,673	23,959
PT Charoen Pokphand Indonesia Tbk	105,749	41,858
PT Gudang Garam Tbk	7,668	12,257
PT Indah Kiat Pulp & Paper Tbk	36,896	20,695
PT Indofood CBP Sukses Makmur Tbk	33,615	18,798
PT Indofood Sukses Makmur Tbk	55,792	23,399
PT Kalbe Farma Tbk	267,573	30,286
PT Merdeka Copper Gold Tbk*	162,709	46,919
PT Sarana Menara Nusantara Tbk	309,558	25,862
PT Semen Indonesia Persero Tbk	48,644	21,630
PT Sumber Alfaria Trijaya Tbk	225,426	33,109
PT Telkom Indonesia Persero Tbk	694,414	213,342
PT Tower Bersama Infrastructure Tbk	25,700	4,883
PT Unilever Indonesia Tbk	107,163	33,140
PT United Tractors Tbk	24,136	55,045
PT Vale Indonesia Tbk*	32,684	13,432

(Cost $1,538,928)		1,789,426

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	21,772	59,510
Boubyan Bank KSCP	19,452	52,727
Gulf Bank KSCP	19,504	22,160
Kuwait Finance House KSCP	72,717	212,450
Mabanee Co KPSC	8,013	21,564
Mobile Telecommunications Co. KSCP	31,112	61,103
National Bank of Kuwait SAKP	100,586	344,157

(Cost $567,826)		773,671

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $38,108)	2,014	33,055

Malaysia - 1.5%
AMMB Holdings Bhd	25,746	24,046
Axiata Group Bhd	41,099	27,917
CIMB Group Holdings Bhd	92,522	111,014
Dialog Group Bhd	56,236	30,534
DiGi.Com Bhd	43,760	36,666
Genting Bhd	30,867	32,415
Genting Malaysia Bhd	47,134	31,489
HAP Seng Consolidated Bhd	8,151	12,658
Hartalega Holdings Bhd	25,002	9,273
Hong Leong Bank Bhd	9,841	45,956
Hong Leong Financial Group Bhd	2,700	11,716
IHH Healthcare Bhd	20,835	28,863
Inari Amertron Bhd	39,500	23,918
IOI Corp. Bhd	31,994	30,239
Kuala Lumpur Kepong Bhd	6,710	34,693
Malayan Banking Bhd	69,240	138,774
Malaysia Airports Holdings Bhd*	5,800	7,607
Maxis Bhd	29,696	25,546
MISC Bhd	19,800	31,411
MR DIY Group M Bhd, 144A	29,100	14,109
Nestle Malaysia Bhd	1,000	29,717
Petronas Chemicals Group Bhd	36,424	71,619
Petronas Dagangan Bhd	3,804	19,974
Petronas Gas Bhd	12,435	48,178
PPB Group Bhd	9,862	38,783
Press Metal Aluminium Holdings Bhd	54,100	57,781
Public Bank Bhd	202,810	213,437
QL Resources Bhd	17,100	19,486
RHB Bank Bhd	20,624	26,451
Sime Darby Bhd	34,123	17,460
Sime Darby Plantation Bhd	28,423	28,325

Telekom Malaysia Bhd	16,645	22,203
Tenaga Nasional Bhd	37,705	75,739
Top Glove Corp. Bhd	77,500	13,940

(Cost $1,486,694)		1,391,937

Mexico - 2.0%
Alfa SAB de CV, Class A	42,750	27,203
America Movil SAB de CV, Series L	394,539	336,249
Arca Continental SAB de CV	6,411	43,644
Cemex SAB de CV, Series CPO*	205,844	76,324
Coca-Cola Femsa SAB de CV	7,012	42,873
Fibra Uno Administracion SA de CV REIT	41,757	43,712
Fomento Economico Mexicano SAB de CV	27,971	175,311
Gruma SAB de CV, Class B	3,197	34,837
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,087	72,427
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,687	56,912
Grupo Bimbo SAB de CV, Series A	17,980	59,099
Grupo Carso SAB de CV, Series A1	6,628	22,809
Grupo Financiero Banorte SAB de CV, Class O	36,410	215,028
Grupo Financiero Inbursa SAB de CV, Class O*	30,422	47,929
Grupo Mexico SAB de CV, Series B	43,348	164,127
Grupo Televisa SAB, Series CPO	33,518	42,242
Industrias Penoles SAB de CV	2,160	17,754
Kimberly-Clark de Mexico SAB de CV, Class A	19,901	26,957
Operadora De Sites Mexicanos SAB de CV, Class A-1(a)	18,999	18,917
Orbia Advance Corp. SAB de CV	16,256	30,678
Promotora y Operadora de Infraestructura SAB de CV	2,640	18,556
Wal-Mart de Mexico SAB de CV	73,249	239,382

(Cost $2,188,974)		1,812,970

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	3,175	16,891
Credicorp Ltd.	1,000	128,890
Southern Copper Corp.	1,240	58,367

(Cost $254,775)		204,148

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	26,410	26,408
ACEN Corp.	111,078	14,835
Ayala Corp.	3,676	45,954
Ayala Land, Inc.	105,724	53,940
Bank of the Philippine Islands	27,604	46,674
BDO Unibank, Inc.	30,375	69,670
Converge Information and Communications Technology Solutions, Inc.*	30,000	9,296
Globe Telecom, Inc.	424	15,841
GT Capital Holdings, Inc.	805	6,910
International Container Terminal Services, Inc.	14,061	45,372
JG Summit Holdings, Inc.	41,134	37,504
Jollibee Foods Corp.	6,823	29,112
Manila Electric Co.	3,610	19,363
Metro Pacific Investments Corp.	186,127	12,363
Metropolitan Bank & Trust Co.	27,492	25,751
Monde Nissin Corp., 144A*	70,200	20,627
PLDT, Inc.	1,251	37,404
SM Investments Corp.	3,343	49,471
SM Prime Holdings, Inc.	159,491	107,501
Universal Robina Corp.	12,829	27,872

(Cost $872,834)		701,868

Poland - 0.5%
Allegro.eu SA, 144A*(a)	4,823	25,449
Bank Polska Kasa Opieki SA	2,689	37,303
CD Projekt SA	965	17,271
Cyfrowy Polsat SA	4,322	17,840
Dino Polska SA, 144A*	736	53,822
KGHM Polska Miedz SA	1,998	37,622
LPP SA	15	27,096
mBank SA*	181	8,357
Orange Polska SA	8,496	10,835
PGE Polska Grupa Energetyczna SA*	11,845	18,075
Polski Koncern Naftowy ORLEN SA	5,668	73,539
Polskie Gornictwo Naftowe i Gazownictwo SA*	26,459	31,469
Powszechna Kasa Oszczednosci Bank Polski SA	12,138	60,742
Powszechny Zaklad Ubezpieczen SA	8,604	51,551
Santander Bank Polska SA	464	21,146

(Cost $841,567)		492,117

Qatar - 1.2%
Barwa Real Estate Co.	30,415	30,760
Commercial Bank PSQC	45,381	91,342
Industries Qatar QSC	20,551	102,424
Masraf Al Rayan QSC	79,215	98,340
Mesaieed Petrochemical Holding Co.	63,668	45,455
Ooredoo QPSC	9,806	24,449
Qatar Electricity & Water Co. QSC	5,812	30,163
Qatar Fuel QSC	7,487	39,082
Qatar Gas Transport Co. Ltd.	39,840	43,759
Qatar International Islamic Bank QSC	12,353	40,399
Qatar Islamic Bank SAQ	23,121	162,595
Qatar National Bank QPSC	64,332	364,608

(Cost $773,094)		1,073,376

Romania - 0.0%
NEPI Rockcastle S.A.
(Cost $83,163)	6,338	33,576

Russia - 0.0%
Alrosa PJSC(b)	34,709	0
Gazprom PJSC*(b)	164,723	0
Inter RAO UES PJSC(b)	490,959	0
LUKOIL PJSC(b)	3,541	0
LUKOIL PJSC, ADR(b)	2,110	0
Magnit PJSC, GDR(b)	4,669	0
MMC Norilsk Nickel PJSC(b)	883	0
Mobile TeleSystems PJSC, ADR(b)	6,594	0
Moscow Exchange MICEX-RTS PJSC*(b)	20,735	0
Novatek PJSC, GDR(b)	1,281	0
Novolipetsk Steel PJSC(b)	21,183	0
Ozon Holdings PLC, ADR*(b)	700	0
PhosAgro PJSC, GDR(b)	2,139	0
PhosAgro PJSC, GDR*(b)	13	0
Polyus PJSC(b)	476	0
Rosneft Oil Co. PJSC, GDR(b)	14,044	0
Rosneft Oil Co. PJSC(b)	538	0
Sberbank of Russia PJSC*(b)	146,997	0
Severstal PAO(b)	707	0
Severstal PAO, GDR(b)	2,248	0
Surgutneftegas PJSC, ADR*(b)	8,830	0
Tatneft PJSC(b)	17,973	0
United Co RUSAL International PJSC*(b)	39,327	0
VK Co. Ltd., GDR*(b)	1,691	0
VTB Bank PJSC, GDR*(b)	3,294	0
VTB Bank PJSC*(b)	42,194,071	0
X5 Retail Group NV, GDR(b)	1,749	0
Yandex NV, Class A*(b)	4,277	0

(Cost $2,808,056)		0

Saudi Arabia - 4.5%
ACWA Power Co.	1,089	50,698
Advanced Petrochemical Co.	2,141	28,478
Al Rajhi Bank*	27,551	661,107
Alinma Bank	13,805	139,556
Almarai Co. JSC	3,378	47,628
Arab National Bank	8,324	66,433
Bank AlBilad*	6,878	92,585
Bank Al-Jazira	5,287	33,137
Banque Saudi Fransi	8,046	106,488
Bupa Arabia for Cooperative Insurance Co.	797	34,857
Dar Al Arkan Real Estate Development Co.*	7,898	29,751
Dr Sulaiman Al Habib Medical Services Group Co.	1,222	65,017
Elm Co.	324	29,650
Emaar Economic City*	6,696	17,991
Etihad Etisalat Co.	5,412	52,695
Jarir Marketing Co.	893	40,861
Mobile Telecommunications Co. Saudi Arabia*	7,012	21,601
Mouwasat Medical Services Co.	713	45,864
National Industrialization Co.*	4,370	18,531
Rabigh Refining & Petrochemical Co.*	5,886	27,120
Riyad Bank	18,962	179,077
SABIC Agri-Nutrients Co.	2,958	136,923
Sahara International Petrochemical Co.	5,101	64,797
Saudi Arabian Mining Co.*	12,144	240,683
Saudi Arabian Oil Co., 144A	33,761	336,802
Saudi Basic Industries Corp.	12,683	338,078
Saudi British Bank	13,169	139,958
Saudi Electricity Co.	10,952	73,567
Saudi Industrial Investment Group	5,337	36,347
Saudi Investment Bank	6,580	35,009
Saudi Kayan Petrochemical Co.*	9,722	38,019
Saudi National Bank	30,799	572,719
Saudi Research & Media Group*	494	27,756
Saudi Tadawul Group Holding Co.	489	29,608
Saudi Telecom Co.	21,242	236,211
Savola Group	3,638	31,599
Yanbu National Petrochemical Co.	3,494	46,568

(Cost $2,998,730)		4,173,769

Singapore - 0.0%
BOC Aviation Ltd., 144A	2,892	23,232
JOYY, Inc., ADR	812	24,620

(Cost $72,597)		47,852

South Africa - 3.3%
Absa Group Ltd.	11,109	115,456
African Rainbow Minerals Ltd.	1,446	19,947
Anglo American Platinum Ltd.	775	54,238
AngloGold Ashanti Ltd.(a)	6,090	81,643
Aspen Pharmacare Holdings Ltd.	5,323	45,838
Bid Corp. Ltd.	4,605	87,388
Bidvest Group Ltd.	4,150	52,079
Capitec Bank Holdings Ltd.	1,235	147,342
Clicks Group Ltd.	3,213	55,902
Discovery Ltd.*	7,246	51,965
Exxaro Resources Ltd.	3,903	49,747
FirstRand Ltd.	71,211	266,780
Foschini Group Ltd.	4,910	36,451
Gold Fields Ltd.	12,518	101,386
Growthpoint Properties Ltd. REIT	52,101	38,752
Harmony Gold Mining Co. Ltd.	8,257	20,806

Impala Platinum Holdings Ltd.	12,321	129,750
Kumba Iron Ore Ltd.	935	20,771
Mr Price Group Ltd.	3,709	40,323
MTN Group Ltd.	24,110	174,891
MultiChoice Group	5,375	36,278
Naspers Ltd., Class N	3,047	431,516
Nedbank Group Ltd.(a)	6,172	73,075
Northam Platinum Holdings Ltd.*	4,575	43,056
Old Mutual Ltd.	67,082	39,829
Pepkor Holdings Ltd., 144A	24,434	28,687
Remgro Ltd.	7,094	52,747
Sanlam Ltd.	25,858	80,493
Sasol Ltd.*	7,834	151,766
Shoprite Holdings Ltd.	6,861	93,217
Sibanye Stillwater Ltd.	38,216	85,875
SPAR Group Ltd.	2,985	27,287
Standard Bank Group Ltd.	18,972	169,719
Vodacom Group Ltd.	9,078	66,858
Woolworths Holdings Ltd.	14,612	47,772

(Cost $4,007,021)		3,019,630

South Korea - 10.8%
Alteogen, Inc.*	431	20,526
Amorepacific Corp.	408	37,519
AMOREPACIFIC Group	396	10,333
BGF retail Co. Ltd.	104	12,480
Celltrion Healthcare Co. Ltd.	1,208	65,117
Celltrion Pharm, Inc.*	242	14,185
Celltrion, Inc.	1,353	191,689
Cheil Worldwide, Inc.	1,143	18,715
CJ CheilJedang Corp.	107	32,599
CJ Corp.	217	12,687
CJ ENM Co. Ltd.	150	11,024
CJ Logistics Corp.*	125	11,074
Coway Co. Ltd.	776	36,957
DB Insurance Co. Ltd.	739	32,984
Doosan Bobcat, Inc.	746	19,353
Doosan Enerbility Co. Ltd.*	5,671	86,281
Ecopro BM Co. Ltd.	708	59,390
E-MART, Inc.	264	19,303
F&F Co. Ltd. / New	250	26,635
Green Cross Corp.	92	11,280
GS Engineering & Construction Corp.	996	22,451
GS Holdings Corp.	657	22,620
Hana Financial Group, Inc.	4,124	121,018
Hankook Tire & Technology Co. Ltd.	917	26,018
Hanmi Pharm. Co. Ltd.	93	21,415
Hanon Systems	2,266	17,450
Hanwha Solutions Corp.*	1,685	66,264
HD Hyundai Co. Ltd.	662	31,280
HLB, Inc.*	1,309	48,248
HMM Co. Ltd.	3,924	65,275
Hotel Shilla Co. Ltd.	471	25,988
HYBE Co. Ltd.*	224	30,396
Hyundai Engineering & Construction Co. Ltd.	1,150	41,441
Hyundai Glovis Co. Ltd.	289	38,136
Hyundai Heavy Industries Co. Ltd.*	229	24,568
Hyundai Mobis Co. Ltd.	878	141,131
Hyundai Motor Co.	1,934	283,402
Hyundai Steel Co.	1,325	32,591
Iljin Materials Co. Ltd.	308	17,086
Industrial Bank of Korea	4,142	29,635
Kakao Corp.	4,388	240,798
Kakao Games Corp.*	402	15,869
KakaoBank Corp.*	1,694	34,575
Kangwon Land, Inc.*	1,174	23,304
KB Financial Group, Inc.	5,609	207,368
Kia Corp.	3,656	220,855
Korea Aerospace Industries Ltd.	1,087	49,573
Korea Electric Power Corp.*	3,558	55,729
Korea Investment Holdings Co. Ltd.	619	26,286
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	537	39,024
Korea Zinc Co. Ltd.	119	59,787
Korean Air Lines Co. Ltd.*	2,605	52,293
Krafton, Inc.*	358	65,977
KT&G Corp.	1,591	98,965
Kumho Petrochemical Co. Ltd.	273	26,534
L&F Co. Ltd.*	311	53,595
LG Chem Ltd.	689	325,556
LG Corp.	1,339	82,089
LG Display Co. Ltd.	3,290	38,372
LG Electronics, Inc.	1,487	112,285
LG Energy Solution Ltd.*	328	113,416
LG H&H Co. Ltd.	129	68,669
LG Innotek Co. Ltd.	204	52,466
LG Uplus Corp.	2,950	25,364
Lotte Chemical Corp.	225	29,438
Lotte Shopping Co. Ltd.	157	11,597
Meritz Financial Group, Inc.	420	9,671
Meritz Fire & Marine Insurance Co. Ltd.	554	15,884
Meritz Securities Co. Ltd.	4,531	16,396
Mirae Asset Securities Co. Ltd.	3,882	19,039
NAVER Corp.	1,850	331,950
NCSoft Corp.	235	66,500
Netmarble Corp., 144A	332	15,762
NH Investment & Securities Co. Ltd.	1,668	12,408
Orion Corp.	361	26,558
Pan Ocean Co. Ltd.	3,856	14,847
Pearl Abyss Corp.*	439	18,642

POSCO Chemical Co. Ltd.	427	53,632
POSCO Holdings, Inc.	1,115	212,571
S-1 Corp.	230	10,008
Samsung Biologics Co. Ltd., 144A*	253	157,942
Samsung C&T Corp.	1,156	104,144
Samsung Electro-Mechanics Co. Ltd.	770	80,595
Samsung Electronics Co. Ltd.	67,093	2,994,619
Samsung Engineering Co. Ltd.*	2,136	37,448
Samsung Fire & Marine Insurance Co. Ltd.	445	64,876
Samsung Heavy Industries Co. Ltd.*	8,671	38,702
Samsung Life Insurance Co. Ltd.	1,142	52,936
Samsung SDI Co. Ltd.	772	345,150
Samsung SDS Co. Ltd.	504	48,420
Samsung Securities Co. Ltd.	816	20,681
SD Biosensor, Inc.	545	14,322
Seegene, Inc.	518	12,219
Shinhan Financial Group Co. Ltd.	6,536	178,848
SK Biopharmaceuticals Co. Ltd.*	472	25,266
SK Bioscience Co. Ltd.*	337	28,471
SK Chemicals Co. Ltd.	163	11,918
SK Hynix, Inc.	7,651	544,559
SK IE Technology Co. Ltd., 144A*	352	21,896
SK Innovation Co. Ltd.*	781	110,942
SK Square Co. Ltd.*	1,359	41,149
SK, Inc.	495	86,229
SKC Co. Ltd.	275	24,980
S-Oil Corp.	618	46,897
Woori Financial Group, Inc.	7,484	68,263
Yuhan Corp.	796	33,803

(Cost $7,586,423)		9,985,471

Taiwan - 14.2%
Accton Technology Corp.	7,048	65,646
Acer, Inc.	40,823	29,507
Advantech Co. Ltd.	6,155	66,226
ASE Technology Holding Co. Ltd.	46,000	129,064
Asia Cement Corp.	34,399	48,879
ASMedia Technology, Inc.	396	12,165
Asustek Computer, Inc.	10,156	85,085
AUO Corp.	112,719	62,030
Catcher Technology Co. Ltd.*	8,807	53,674
Cathay Financial Holding Co. Ltd.	111,702	163,493
Chailease Holding Co. Ltd.	18,957	122,695
Chang Hwa Commercial Bank Ltd.	64,011	37,118
Cheng Shin Rubber Industry Co. Ltd.	26,951	31,389
China Airlines Ltd.	37,000	27,716
China Development Financial Holding Corp.	214,367	94,374
China Steel Corp.	164,118	156,097
Chunghwa Telecom Co. Ltd.	54,100	215,067
Compal Electronics, Inc.	56,820	42,469
CTBC Financial Holding Co. Ltd.	247,121	190,796
Delta Electronics, Inc.	27,776	240,003
E Ink Holdings, Inc.	11,744	92,409
E.Sun Financial Holding Co. Ltd.	180,488	167,220
Eclat Textile Co. Ltd.	2,659	38,919
eMemory Technology, Inc.	888	40,407
Eva Airways Corp.	34,000	37,700
Evergreen Marine Corp. Taiwan Ltd.	36,512	105,922
Far Eastern New Century Corp.	43,864	47,197
Far EasTone Telecommunications Co. Ltd.	23,826	58,552
Feng TAY Enterprise Co. Ltd.	6,035	34,103
First Financial Holding Co. Ltd.	150,236	131,048
Formosa Chemicals & Fibre Corp.	50,128	113,143
Formosa Petrochemical Corp.	15,647	43,079
Formosa Plastics Corp.	57,939	173,412
Fubon Financial Holding Co. Ltd.	99,800	188,206
Giant Manufacturing Co. Ltd.	4,598	36,180
Globalwafers Co. Ltd.	2,980	47,582
Hon Hai Precision Industry Co. Ltd.	174,270	624,080
Hotai Motor Co. Ltd.	4,400	88,759
Hua Nan Financial Holdings Co. Ltd.	128,899	98,461
Innolux Corp.	142,378	56,600
Inventec Corp.	36,520	27,776
Largan Precision Co. Ltd.	1,428	91,720
Lite-On Technology Corp.	29,454	63,674
MediaTek, Inc.	21,331	467,442
Mega Financial Holding Co. Ltd.	159,087	187,638
Micro-Star International Co. Ltd.	9,964	37,646
momo.com, Inc.	1,011	24,247
Nan Ya Plastics Corp.	67,235	151,755
Nan Ya Printed Circuit Board Corp.	3,074	27,319
Nanya Technology Corp.	17,892	31,390
Nien Made Enterprise Co. Ltd.	2,332	21,682
Novatek Microelectronics Corp.	7,952	68,841
Pegatron Corp.	28,300	59,134
Pou Chen Corp.	35,962	34,264
Powerchip Semiconductor Manufacturing Corp.	37,000	41,878
President Chain Store Corp.	8,115	71,452
Quanta Computer, Inc.	37,664	98,127
Realtek Semiconductor Corp.	6,426	73,048
Ruentex Development Co. Ltd.	16,357	33,910
Shanghai Commercial & Savings Bank Ltd.	49,179	80,464
Shin Kong Financial Holding Co. Ltd.	198,290	57,264
SinoPac Financial Holdings Co. Ltd.	145,929	83,182
Synnex Technology International Corp.	18,067	33,122
Taishin Financial Holding Co. Ltd.	156,036	77,922

Taiwan Cement Corp.	87,284	112,698
Taiwan Cooperative Financial Holding Co. Ltd.	142,555	129,500
Taiwan High Speed Rail Corp.	22,748	21,823
Taiwan Mobile Co. Ltd.	23,070	75,491
Taiwan Semiconductor Manufacturing Co. Ltd.	346,307	5,745,710
Unimicron Technology Corp.	17,853	88,862
Uni-President Enterprises Corp.	68,369	148,250
United Microelectronics Corp.*	168,051	226,921
Vanguard International Semiconductor Corp.	13,563	33,153
Voltronic Power Technology Corp.	917	52,271
Walsin Lihwa Corp.	40,980	53,451
Wan Hai Lines Ltd.	9,733	27,756
Win Semiconductors Corp.	4,753	27,874
Winbond Electronics Corp.	42,223	30,796
Wiwynn Corp.	1,222	30,914
WPG Holdings Ltd.	20,994	35,453
Yageo Corp.	5,788	62,468
Yang Ming Marine Transport Corp.	24,509	63,532
Yuanta Financial Holding Co. Ltd.	138,522	92,386
Zhen Ding Technology Holding Ltd.	9,355	35,038

(Cost $7,206,698)		13,135,716

Thailand - 1.9%
Advanced Info Service PCL, NVDR	16,174	85,167
Airports of Thailand PCL, NVDR*	60,200	120,111
Asset World Corp. PCL, NVDR	121,000	18,583
B Grimm Power PCL, NVDR	10,500	10,655
Bangkok Commercial Asset Management PCL, NVDR	24,800	12,515
Bangkok Dusit Medical Services PCL, NVDR	149,800	120,169
Bangkok Expressway & Metro PCL, NVDR	105,200	25,245
Berli Jucker PCL, NVDR	18,400	16,905
BTS Group Holdings PCL, NVDR	121,344	27,954
Bumrungrad Hospital PCL, NVDR	6,700	39,690
Carabao Group PCL, NVDR	4,300	11,911
Central Pattana PCL, NVDR	26,300	49,949
Central Retail Corp. PCL, NVDR	27,500	30,545
Charoen Pokphand Foods PCL, NVDR	52,643	37,538
CP ALL PCL, NVDR	79,800	134,596
Delta Electronics Thailand PCL, NVDR	4,637	66,638
Electricity Generating PCL, NVDR	3,600	18,068
Energy Absolute PCL, NVDR	24,900	58,217
Global Power Synergy PCL, NVDR	10,500	19,582
Gulf Energy Development PCL, NVDR	40,350	56,714
Home Product Center PCL, NVDR	77,400	29,506
Indorama Ventures PCL, NVDR	27,497	32,616
Intouch Holdings PCL, NVDR	15,400	30,726
JMT Network Services PCL, NVDR	8,300	17,755
Krung Thai Bank PCL, NVDR	52,506	24,336
Krungthai Card PCL, NVDR	15,100	24,951
Land & Houses PCL, NVDR	119,600	29,193
Minor International PCL, NVDR*	43,260	38,855
Muangthai Capital PCL, NVDR	9,800	11,423
Osotspa PCL, NVDR	14,700	12,599
PTT Exploration & Production PCL, NVDR	19,713	91,097
PTT Global Chemical PCL, NVDR	29,800	38,821
PTT Oil & Retail Business PCL, NVDR	41,200	30,790
PTT PCL	13,600	13,987
PTT PCL, NVDR	126,580	130,182
Ratch Group PCL, NVDR	10,900	13,153
SCB X PCL, NVDR	11,498	34,845
SCG Packaging PCL, NVDR	18,000	28,015
Siam Cement PCL	4,758	46,715
Siam Cement PCL, NVDR	5,900	57,928
Srisawad Corp. PCL, NVDR	10,500	14,038
Thai Oil PCL, NVDR	17,557	29,252
Thai Union Group PCL, NVDR	38,300	18,382
True Corp. PCL, NVDR	182,700	22,848

(Cost $1,900,288)		1,782,765

Turkey - 0.3%
Akbank TAS	43,934	28,304
Aselsan Elektronik Sanayi Ve Ticaret AS	10,327	14,794
BIM Birlesik Magazalar AS	5,674	34,122
Eregli Demir ve Celik Fabrikalari TAS	21,723	34,367
Ford Otomotiv Sanayi AS	904	16,493
Haci Omer Sabanci Holding AS	15,873	22,215
KOC Holding AS	9,682	24,280
Turk Hava Yollari AO*	8,471	34,039
Turkcell Iletisim Hizmetleri AS	15,914	18,895
Turkiye Is Bankasi AS, Class C	50,594	22,027
Turkiye Petrol Rafinerileri AS*	1,948	38,474
Turkiye Sise ve Cam Fabrikalari AS	21,075	28,707

(Cost $512,487)		316,717

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	40,744	100,609
Abu Dhabi Islamic Bank PJSC	20,070	48,357
Abu Dhabi National Oil Co. for Distribution PJSC	45,292	54,748
Aldar Properties PJSC	52,253	68,569
Dubai Islamic Bank PJSC	41,568	66,204
Emaar Properties PJSC	54,816	93,422
Emirates NBD Bank PJSC	26,622	96,759
Emirates Telecommunications Group Co. PJSC	49,026	343,293

First Abu Dhabi Bank PJSC		62,392	324,436

(Cost $935,764)			1,196,397

United States - 0.1%
Legend Biotech Corp., ADR*		654	30,405
Parade Technologies Ltd.		1,040	29,487

(Cost $110,993)			59,892

TOTAL COMMON STOCKS (Cost $80,119,561)			89,508,622

PREFERRED STOCKS - 2.3%
Brazil - 1.4%
Banco Bradesco SA		74,089	270,015
Braskem SA, Class A		2,430	14,223
Centrais Eletricas Brasileiras SA, Class B		3,547	32,658
Cia Energetica de Minas Gerais		21,994	51,155
Gerdau SA		16,806	75,334
Itau Unibanco Holding SA		68,183	338,268
Itausa SA		64,709	113,810
Petroleo Brasileiro SA		66,929	427,505

(Cost $1,107,397)			1,322,968

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $47,500)		1,971	197,049

Colombia - 0.1%
Bancolombia SA
(Cost $59,441)		6,260	43,222

Russia - 0.0%
Surgutneftegas PJSC(b)
(Cost $55,823)		101,715	0

South Korea - 0.6%
Hyundai Motor Co.		345	23,524
Hyundai Motor Co. - 2nd Preferred		549	38,295
LG Chem Ltd.		117	26,330
LG H&H Co. Ltd.		30	8,220
Samsung Electronics Co. Ltd.		11,497	468,458

(Cost $299,774)			564,827

TOTAL PREFERRED STOCKS (Cost $1,569,935)			2,128,066

		Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	45,965	$564

		Number of Shares
RIGHTS - 0.0%
Thailand - 0.0%
Thai Oil PCL, expires 12/31/23(b) (Cost $0)		1,491	0

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*(b), expires 9/5/22		5,917	2
BTS Group Holdings PCL*, expires 11/7/24		11,834	78
BTS Group Holdings PCL*, expires 11/20/26		23,669	149
Srisawad Corp. PCL*, expires 8/29/25		432	56

(Cost $0)			285

TOTAL WARRANTS (Cost $0)			285

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(c)(d) (Cost $271,911)		271,911	271,911

CASH EQUIVALENTS - 1.0%
DWS Government Money Market Series “Institutional Shares”, 2.24%(c) (Cost $899,295)		899,295	899,295

TOTAL INVESTMENTS - 100.1% (Cost $82,860,702)			$92,808,743
Other assets and liabilities, net - (0.1%)			(105,485)

NET ASSETS - 100.0%			$92,703,258

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(c)(d)
281,038	—	(9,127)(e)	—	—	951	—	271,911	271,911
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 2.24%(c)
93,470	4,411,781	(3,605,956)	—	—	3,740	—	899,295	899,295

374,508	4,411,781	(3,615,083)	—	—	4,691	—	1,171,206	1,171,206

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $1,179,010, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $979,107.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At August 31, 2022 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$19,745,356	21.5%
Information Technology	17,699,368	19.3
Consumer Discretionary	13,202,562	14.4
Communication Services	9,208,299	10.1
Materials	7,706,426	8.4
Consumer Staples	5,635,411	6.2
Industrials	5,346,661	5.8
Energy	4,818,437	5.3
Health Care	3,598,723	3.9
Utilities	2,856,277	3.1
Real Estate	1,820,017	2.0

Total	$91,637,537	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	28	$1,389,785	$1,374,660	9/16/2022	$(15,125)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

		Currency		Currency		Unrealized	Unrealized
Counterparty	Settlement Date	To Deliver		To Receive		Appreciationß	Depreciationß
Goldman Sachs & Co.	9/2/2022	AED	222,000	USD	60,440	$1	$—
Goldman Sachs & Co.	9/2/2022	AED	4,291,200	USD	1,168,293	16	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	9/2/2022	CNH	16,187,700	USD	2,398,586	$55,090	$—
RBC Capital Markets	9/2/2022	CNH	17,743,300	USD	2,629,085	60,384	—
JP Morgan & Chase Co.	9/2/2022	CZK	3,743,000	USD	154,422	947	—
JP Morgan & Chase Co.	9/2/2022	EUR	462,800	USD	472,896	7,805	—
Goldman Sachs & Co.	9/2/2022	HKD	53,458,500	USD	6,817,382	6,254	—
JP Morgan & Chase Co.	9/2/2022	HKD	58,890,000	USD	7,510,043	6,889	—
RBC Capital Markets	9/2/2022	HKD	82,627,700	USD	10,537,231	9,666	—
JP Morgan & Chase Co.	9/2/2022	HUF	33,454,000	USD	83,903	—	(41)
RBC Capital Markets	9/2/2022	HUF	28,733,400	USD	72,064	—	(35)
Goldman Sachs & Co.	9/2/2022	MXN	10,710,000	USD	523,077	—	(8,529)
JP Morgan & Chase Co.	9/2/2022	MXN	15,247,200	USD	744,674	—	(12,142)
RBC Capital Markets	9/2/2022	MXN	13,743,600	USD	671,238	—	(10,945)
Goldman Sachs & Co.	9/2/2022	PHP	16,674,300	USD	301,089	4,155	—
JP Morgan & Chase Co.	9/2/2022	PHP	6,674,100	USD	121,458	2,606	—
JP Morgan & Chase Co.	9/2/2022	PHP	1,656,000	USD	29,853	364	—
RBC Capital Markets	9/2/2022	PHP	12,886,200	USD	233,277	3,801	—
Goldman Sachs & Co.	9/2/2022	PLN	1,403,000	USD	300,858	2,348	—
JP Morgan & Chase Co.	9/2/2022	PLN	1,201,300	USD	257,606	2,010	—
Goldman Sachs & Co.	9/2/2022	THB	1,402,000	USD	38,596	146	—
Goldman Sachs & Co.	9/2/2022	THB	7,096,000	USD	195,354	743	—
JP Morgan & Chase Co.	9/2/2022	THB	54,110,900	USD	1,489,682	5,667	—
JP Morgan & Chase Co.	9/2/2022	TRY	333,000	USD	17,816	—	(489)
JP Morgan & Chase Co.	9/2/2022	TRY	1,784,200	USD	95,863	—	(2,215)
RBC Capital Markets	9/2/2022	TRY	2,514,100	USD	135,173	—	(3,027)
Goldman Sachs & Co.	9/2/2022	USD	1,228,734	AED	4,513,200	—	(17)
JP Morgan & Chase Co.	9/2/2022	USD	2,284,121	CNH	15,745,700	—	(4,613)
JP Morgan & Chase Co.	9/2/2022	USD	65,495	CNH	442,000	—	(1,507)
RBC Capital Markets	9/2/2022	USD	2,573,899	CNH	17,743,300	—	(5,198)
JP Morgan & Chase Co.	9/2/2022	USD	153,577	CZK	3,743,000	—	(101)
JP Morgan & Chase Co.	9/2/2022	USD	232,081	EUR	230,800	—	(138)
JP Morgan & Chase Co.	9/2/2022	USD	237,070	EUR	232,000	—	(3,921)
Goldman Sachs & Co.	9/2/2022	USD	6,811,041	HKD	53,458,500	87	—
JP Morgan & Chase Co.	9/2/2022	USD	7,503,010	HKD	58,890,000	143	—
RBC Capital Markets	9/2/2022	USD	8,747,358	HKD	68,656,700	167	—
RBC Capital Markets	9/2/2022	USD	1,781,790	HKD	13,971,000	—	(1,750)
JP Morgan & Chase Co.	9/2/2022	USD	83,665	HUF	33,454,000	279	—
RBC Capital Markets	9/2/2022	USD	71,859	HUF	28,733,400	239	—
Goldman Sachs & Co.	9/2/2022	USD	532,518	MXN	10,710,000	—	(912)
JP Morgan & Chase Co.	9/2/2022	USD	758,115	MXN	15,247,200	—	(1,298)
RBC Capital Markets	9/2/2022	USD	683,353	MXN	13,743,600	—	(1,170)
Goldman Sachs & Co.	9/2/2022	USD	296,960	PHP	16,674,300	—	(26)
JP Morgan & Chase Co.	9/2/2022	USD	148,249	PHP	8,330,100	92	—
Goldman Sachs & Co.	9/2/2022	USD	298,988	PLN	1,403,000	—	(477)
JP Morgan & Chase Co.	9/2/2022	USD	256,004	PLN	1,201,300	—	(409)
Goldman Sachs & Co.	9/2/2022	USD	232,835	THB	8,498,000	227	—
JP Morgan & Chase Co.	9/2/2022	USD	1,482,539	THB	54,110,900	1,476	—
JP Morgan & Chase Co.	9/2/2022	USD	116,365	TRY	2,117,200	18	—
RBC Capital Markets	9/2/2022	USD	138,179	TRY	2,514,100	21	—
JP Morgan & Chase Co.	9/2/2022	USD	1,498,885	ZAR	25,547,600	—	(7,381)
RBC Capital Markets	9/2/2022	USD	1,732,129	ZAR	29,523,100	—	(8,530)
JP Morgan & Chase Co.	9/2/2022	ZAR	25,547,600	USD	1,527,976	36,472	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
RBC Capital Markets	9/2/2022	ZAR	888,000	USD	53,107	$1,264	$—
RBC Capital Markets	9/2/2022	ZAR	28,635,100	USD	1,712,636	40,879	—
Goldman Sachs & Co.	9/6/2022	BRL	819,000	USD	155,999	—	(1,190)
Goldman Sachs & Co.	9/6/2022	BRL	7,137,100	USD	1,359,435	—	(10,373)
JP Morgan & Chase Co.	9/6/2022	BRL	8,571,600	USD	1,640,655	—	(4,474)
RBC Capital Markets	9/6/2022	BRL	8,353,900	USD	1,591,295	—	(12,051)
Goldman Sachs & Co.	9/6/2022	CLP	34,184,000	USD	37,708	—	(390)
Goldman Sachs & Co.	9/6/2022	CLP	258,373,300	USD	284,944	—	(3,012)
RBC Capital Markets	9/6/2022	CLP	175,586,400	USD	193,686	—	(2,004)
Goldman Sachs & Co.	9/6/2022	COP	615,517,400	USD	142,250	3,404	—
Goldman Sachs & Co.	9/6/2022	EGP	1,082,600	USD	54,320	—	(1,525)
Goldman Sachs & Co.	9/6/2022	IDR	7,934,659,400	USD	534,717	238	—
JP Morgan & Chase Co.	9/6/2022	IDR	8,266,267,700	USD	557,251	436	—
JP Morgan & Chase Co.	9/6/2022	IDR	894,589,000	USD	60,104	—	(155)
RBC Capital Markets	9/6/2022	IDR	8,448,077,800	USD	569,124	61	—
Goldman Sachs & Co.	9/6/2022	INR	453,513,300	USD	5,701,343	—	(3,151)
JP Morgan & Chase Co.	9/6/2022	INR	453,396,500	USD	5,699,874	—	(3,151)
JP Morgan & Chase Co.	9/6/2022	INR	91,487,000	USD	1,149,291	—	(1,474)
JP Morgan & Chase Co.	9/6/2022	KRW	6,217,533,000	USD	4,789,497	140,591	—
RBC Capital Markets	9/6/2022	KRW	813,617,000	USD	622,899	14,550	—
RBC Capital Markets	9/6/2022	KRW	7,222,638,100	USD	5,561,865	161,434	—
Goldman Sachs & Co.	9/6/2022	KWD	229,000	USD	746,828	3,369	—
Goldman Sachs & Co.	9/6/2022	KWD	8,000	USD	26,090	118	—
RBC Capital Markets	9/6/2022	MYR	246,000	USD	55,154	185	—
RBC Capital Markets	9/6/2022	MYR	5,902,600	USD	1,324,492	5,555	—
Goldman Sachs & Co.	9/6/2022	QAR	3,567,200	USD	970,231	—	(9,352)
Goldman Sachs & Co.	9/6/2022	QAR	214,000	USD	58,205	—	(561)
Goldman Sachs & Co.	9/6/2022	SAR	14,780,000	USD	3,935,561	3,623	—
Goldman Sachs & Co.	9/6/2022	SAR	844,000	USD	224,737	207	—
Goldman Sachs & Co.	9/6/2022	TWD	133,790,800	USD	4,475,058	78,252	—
JP Morgan & Chase Co.	9/6/2022	TWD	139,051,200	USD	4,655,213	85,533	—
RBC Capital Markets	9/6/2022	TWD	131,309,600	USD	4,392,360	77,095	—
RBC Capital Markets	9/6/2022	TWD	5,844,000	USD	194,488	2,435	—
Goldman Sachs & Co.	9/6/2022	USD	1,534,446	BRL	7,956,100	—	(7,449)
JP Morgan & Chase Co.	9/6/2022	USD	1,653,281	BRL	8,571,600	—	(8,152)
RBC Capital Markets	9/6/2022	USD	1,612,411	BRL	8,353,900	—	(9,065)
Goldman Sachs & Co.	9/6/2022	USD	327,759	CLP	292,557,300	—	(1,705)
RBC Capital Markets	9/6/2022	USD	196,713	CLP	175,586,400	—	(1,023)
Goldman Sachs & Co.	9/6/2022	USD	139,142	COP	615,517,400	—	(296)
Goldman Sachs & Co.	9/6/2022	USD	56,356	EGP	1,082,600	—	(511)
Goldman Sachs & Co.	9/6/2022	USD	534,609	IDR	7,934,659,400	—	(130)
JP Morgan & Chase Co.	9/6/2022	USD	617,059	IDR	9,160,856,700	16	—
RBC Capital Markets	9/6/2022	USD	568,894	IDR	8,448,077,800	168	—
Goldman Sachs & Co.	9/6/2022	USD	5,702,418	INR	453,513,300	2,076	—
JP Morgan & Chase Co.	9/6/2022	USD	6,853,881	INR	544,883,500	—	(91)
JP Morgan & Chase Co.	9/6/2022	USD	4,644,352	KRW	6,217,533,000	4,554	—
RBC Capital Markets	9/6/2022	USD	6,002,805	KRW	8,036,255,100	5,975	—
Goldman Sachs & Co.	9/6/2022	USD	769,605	KWD	237,000	—	(174)
RBC Capital Markets	9/6/2022	USD	1,373,068	MYR	6,148,600	838	—
Goldman Sachs & Co.	9/6/2022	USD	1,027,263	QAR	3,781,200	11,086	—
Goldman Sachs & Co.	9/6/2022	USD	4,156,425	SAR	15,624,000	44	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	9/6/2022	USD	4,406,666	TWD	133,790,800	$—	$(9,861)
JP Morgan & Chase Co.	9/6/2022	USD	4,578,571	TWD	139,051,200	—	(8,891)
RBC Capital Markets	9/6/2022	USD	4,513,116	TWD	137,153,600	—	(5,798)
Goldman Sachs & Co.	10/4/2022	AED	4,513,200	USD	1,228,700	—	(30)
JP Morgan & Chase Co.	10/4/2022	CZK	3,743,000	USD	152,971	144	—
JP Morgan & Chase Co.	10/4/2022	EUR	230,800	USD	232,549	70	—
JP Morgan & Chase Co.	10/4/2022	HUF	33,454,000	USD	83,001	—	(219)
RBC Capital Markets	10/4/2022	HUF	28,733,400	USD	71,324	—	(153)
Goldman Sachs & Co.	10/4/2022	KWD	237,000	USD	769,605	—	(160)
Goldman Sachs & Co.	10/4/2022	MXN	10,710,000	USD	529,307	1,236	—
JP Morgan & Chase Co.	10/4/2022	MXN	15,247,200	USD	753,544	1,760	—
RBC Capital Markets	10/4/2022	MXN	13,743,600	USD	679,233	1,586	—
Goldman Sachs & Co.	10/4/2022	PHP	16,674,300	USD	296,274	—	(427)
JP Morgan & Chase Co.	10/4/2022	PHP	8,330,100	USD	147,723	—	(502)
JP Morgan & Chase Co.	10/4/2022	PHP	2,643,000	USD	46,907	—	(122)
RBC Capital Markets	10/4/2022	PHP	12,886,200	USD	228,986	—	(310)
Goldman Sachs & Co.	10/4/2022	PLN	1,403,000	USD	297,372	594	—
JP Morgan & Chase Co.	10/4/2022	PLN	1,201,300	USD	254,621	509	—
Goldman Sachs & Co.	10/4/2022	QAR	3,781,200	USD	1,027,263	—	(11,349)
Goldman Sachs & Co.	10/4/2022	QAR	250,000	USD	67,919	—	(750)
Goldman Sachs & Co.	10/4/2022	SAR	607,000	USD	161,466	—	(21)
Goldman Sachs & Co.	10/4/2022	SAR	15,624,000	USD	4,156,093	—	(538)
Goldman Sachs & Co.	10/4/2022	THB	3,299,000	USD	90,488	—	(168)
Goldman Sachs & Co.	10/4/2022	THB	8,498,000	USD	233,090	—	(434)
JP Morgan & Chase Co.	10/4/2022	THB	54,110,900	USD	1,484,166	—	(2,793)
JP Morgan & Chase Co.	10/4/2022	TRY	1,318,000	USD	70,465	—	(14)
JP Morgan & Chase Co.	10/4/2022	TRY	2,117,200	USD	113,660	444	—
RBC Capital Markets	10/4/2022	TRY	2,514,100	USD	134,967	527	—
JP Morgan & Chase Co.	10/4/2022	USD	72,899	MXN	1,475,000	—	(172)
Goldman Sachs & Co.	10/4/2022	USD	43,036	PLN	203,000	—	(95)
RBC Capital Markets	10/4/2022	USD	33,932	ZAR	580,000	—	(180)
JP Morgan & Chase Co.	10/4/2022	ZAR	25,547,600	USD	1,494,449	7,723	—
RBC Capital Markets	10/4/2022	ZAR	29,523,100	USD	1,727,002	8,924	—
Goldman Sachs & Co.	10/5/2022	BRL	1,970,000	USD	377,041	1,707	—
Goldman Sachs & Co.	10/5/2022	BRL	7,956,100	USD	1,522,728	6,893	—
JP Morgan & Chase Co.	10/5/2022	BRL	8,571,600	USD	1,640,570	7,467	—
RBC Capital Markets	10/5/2022	BRL	8,353,900	USD	1,600,088	8,462	—
Goldman Sachs & Co.	10/5/2022	CLP	292,557,300	USD	325,824	1,574	—
RBC Capital Markets	10/5/2022	CLP	175,586,400	USD	195,552	945	—
Goldman Sachs & Co.	10/5/2022	COP	615,517,400	USD	138,435	237	—
Goldman Sachs & Co.	10/5/2022	EGP	1,082,600	USD	53,108	—	(662)
Goldman Sachs & Co.	10/5/2022	HKD	53,458,500	USD	6,815,817	—	(513)
JP Morgan & Chase Co.	10/5/2022	HKD	58,890,000	USD	7,508,080	—	(804)
RBC Capital Markets	10/5/2022	HKD	68,656,700	USD	8,753,492	—	(715)
Goldman Sachs & Co.	10/5/2022	IDR	1,104,062,000	USD	74,313	15	—
Goldman Sachs & Co.	10/5/2022	IDR	7,934,659,400	USD	533,889	—	(74)
JP Morgan & Chase Co.	10/5/2022	IDR	9,160,856,700	USD	616,229	—	(251)
RBC Capital Markets	10/5/2022	IDR	8,448,077,800	USD	568,244	—	(270)
RBC Capital Markets	10/5/2022	MYR	6,148,600	USD	1,371,996	—	(2,415)
RBC Capital Markets	10/5/2022	MYR	168,000	USD	37,515	—	(38)
Goldman Sachs & Co.	10/5/2022	TWD	133,790,800	USD	4,412,771	9,849	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	10/5/2022	TWD	139,051,200	USD	4,586,121	$10,085	$—
RBC Capital Markets	10/5/2022	TWD	137,153,600	USD	4,519,511	5,923	—
RBC Capital Markets	10/5/2022	USD	690,185	HKD	5,413,000	10	—
Goldman Sachs & Co.	10/5/2022	USD	89,291	TWD	2,712,000	—	(42)
Goldman Sachs & Co.	10/6/2022	INR	72,755,000	USD	912,769	64	—
Goldman Sachs & Co.	10/6/2022	INR	453,513,300	USD	5,682,412	—	(6,874)
JP Morgan & Chase Co.	10/6/2022	INR	544,883,500	USD	6,832,738	—	(2,780)
JP Morgan & Chase Co.	10/6/2022	KRW	6,217,533,000	USD	4,646,261	—	(4,970)
RBC Capital Markets	10/6/2022	KRW	8,036,255,100	USD	6,005,272	—	(6,514)
RBC Capital Markets	10/6/2022	USD	69,198	KRW	92,746,000	184	—
JP Morgan & Chase Co.	10/11/2022	CNH	15,745,700	USD	2,284,714	4,140	—
RBC Capital Markets	10/11/2022	CNH	17,743,300	USD	2,574,567	4,665	—
RBC Capital Markets	10/11/2022	USD	41,211	CNH	284,000	—	(77)

Total unrealized appreciation (depreciation)						$937,836	$(226,316)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$89,444,015	$—	$64,607	$89,508,622
Preferred Stocks(a)	2,128,066	—	0	2,128,066
Corporate Bonds	—	564	—	564
Rights	—	—	0	0
Warrants	283	—	2	285
Short-Term Investments(a)	1,171,206	—	—	1,171,206
Derivatives(b)
Forward Foreign Currency Contracts	—	937,836	—	937,836

TOTAL	$92,743,570	$938,400	$64,609	$93,746,579

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(226,316)	$—	$(226,316)
Futures Contracts	(15,125)	—	—	(15,125)

TOTAL	$(15,125)	$(226,316)	$—	$(241,441)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $31, the amount of transfers from Level 3 to Level 1 was $14,041. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEM-PH1

R-089711-1 (5/24) DBX005195 (5/24)